Investment Strategy - Capital Group Core Equity ETF	Jul. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The fund invests primarily in common stocks of companies that the investment adviser believes demonstrate the potential for appreciation and/or dividends. The fund normally invests at least 80% of its assets in equity securities. For purposes of this policy, equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock. The fund may invest up to 15% of its assets, at the time of purchase, outside the United States. The fund is designed for investors seeking both capital appreciation and income.

The investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depositary receipts representing ownership in common and preferred stock.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The fund normally invests at least 80% of its assets in equity securities.